Stockholders' Deficiency - Schedule of Stock Options (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding Exercise Price	$ 0.01
Options Outstanding Outstanding Number of Options | shares	7,781,667
Options Exercisable Weighted Average Remaining Life In Years	2 years 7 months 6 days
Options Exercisable Exercisable Number of Options | shares	6,460,333
Stock Options Two [Member]
Range of Exercise Price Minimum	$ 0.55
Range of Exercise Price Maximum	1.00
Options Outstanding Exercise Price	$ 0.84
Options Outstanding Outstanding Number of Options | shares	2,340,002
Options Exercisable Weighted Average Remaining Life In Years	3 years 10 months 24 days
Options Exercisable Exercisable Number of Options | shares	1,018,668
Stock Options Three [Member]
Range of Exercise Price Minimum	$ 1.01
Range of Exercise Price Maximum	1.45
Options Outstanding Exercise Price	$ 1.16
Options Outstanding Outstanding Number of Options | shares	1,431,665
Options Exercisable Weighted Average Remaining Life In Years	2 years 6 months
Options Exercisable Exercisable Number of Options | shares	1,431,665
Stock Options Four [Member]
Range of Exercise Price Minimum	$ 1.46
Range of Exercise Price Maximum	1.56
Options Outstanding Exercise Price	$ 1.46
Options Outstanding Outstanding Number of Options | shares	2,585,000
Options Exercisable Weighted Average Remaining Life In Years	2 years
Options Exercisable Exercisable Number of Options | shares	2,585,000
Stock Options Five [Member]
Range of Exercise Price Minimum	$ 1.57
Range of Exercise Price Maximum	1.61
Options Outstanding Exercise Price	$ 1.61
Options Outstanding Outstanding Number of Options | shares	750,000
Options Exercisable Weighted Average Remaining Life In Years	2 years
Options Exercisable Exercisable Number of Options | shares	750,000
Stock Options One [Member]
Range of Exercise Price Minimum	$ 0.17
Range of Exercise Price Maximum	0.54
Options Outstanding Exercise Price	$ 0.47
Options Outstanding Outstanding Number of Options | shares	675,000
Options Exercisable Weighted Average Remaining Life In Years	3 years 6 months
Options Exercisable Exercisable Number of Options | shares	675,000